Stock-Based Compensation (Performance Units and Restricted Units) (Details) - Current Awards	12 Months Ended
Dec. 31, 2019 shares
ALA Performance Units
Performance Units and Restricted Units [Roll Forward]
Non-vested and outstanding, beginning of the year (in shares)	0
Granted (in shares)	27,707
Settled (in shares)	0
Vested (in shares)	0
Canceled/forfeited (in shares)	0
Non-vested and outstanding, end of year (in shares)	27,707
Performance Units
Performance Units and Restricted Units [Roll Forward]
Non-vested and outstanding, beginning of the year (in shares)	5,934,828
Granted (in shares)	0
Settled (in shares)	0
Vested (in shares)	0
Canceled/forfeited (in shares)	(2,376,117)
Non-vested and outstanding, end of year (in shares)	3,558,711
Restricted unit
Performance Units and Restricted Units [Roll Forward]
Non-vested and outstanding, beginning of the year (in shares)	2,253,585
Granted (in shares)	0
Settled (in shares)	0
Vested (in shares)	(620,382)
Canceled/forfeited (in shares)	(692,789)
Non-vested and outstanding, end of year (in shares)	940,414